Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands													12 Months Ended
	Jul. 17, 2015 USD ($) shares	Jul. 17, 2015 CNY (¥) shares	Jul. 11, 2014 USD ($) shares	Jul. 11, 2014 CNY (¥) shares	Jul. 11, 2013 USD ($) shares	Jul. 11, 2013 CNY (¥) shares	Feb. 28, 2012 USD ($) shares	Feb. 28, 2012 CNY (¥) shares	Feb. 07, 2012 USD ($) shares	Feb. 07, 2012 CNY (¥) shares	Sep. 23, 2011 USD ($) shares	Sep. 23, 2011 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													¥ 1,749,452	¥ 1,079,939	¥ 483,818
Issuance for cash															342,880
Issuance costs paid															(4,130)
Redemption value accretion													202,679	595,742	213,690
Foreign currency translation adjustment													(96,862)	73,771	43,681
Conversion of preferred shares to ordinary shares													(1,855,269)
Redeemable convertible preferred shares, ending balance														1,749,452	1,079,939
Proceeds from issuance of convertible promissory notes											$ 3,333	¥ 20,973
Series A-1 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													134,719	52,517	31,331
Redemption value accretion													26,356	78,608	19,359
Foreign currency translation adjustment													(7,651)	3,594	1,827
Conversion of preferred shares to ordinary shares													(153,424)
Redeemable convertible preferred shares, ending balance														134,719	52,517
Number of redeemable convertible preferred shares issued | shares											1,250,000	1,250,000
Series A-2 Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													152,097	57,904	34,398
Redemption value accretion													29,619	90,231	21,505
Foreign currency translation adjustment													(8,632)	3,962	2,001
Conversion of preferred shares to ordinary shares													(173,084)
Redeemable convertible preferred shares, ending balance														152,097	57,904
Number of redeemable convertible preferred shares issued | shares									178,572	178,572	1,250,000	1,250,000
Proceeds from issuance of redeemable convertible preferred shares									$ 2,000	¥ 13,153
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													293,455	155,106	100,783
Redemption value accretion													60,289	127,746	48,141
Foreign currency translation adjustment													(16,763)	10,603	6,182
Conversion of preferred shares to ordinary shares													(336,981)
Redeemable convertible preferred shares, ending balance														293,455	155,106
Number of redeemable convertible preferred shares issued | shares							2,380,952	2,380,952
Proceeds from issuance of redeemable convertible preferred shares							$ 6,666	¥ 41,946
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													197,987	118,535	84,925
Redemption value accretion													40,164	71,359	28,411
Foreign currency translation adjustment													(11,297)	8,093	5,199
Conversion of preferred shares to ordinary shares													(226,854)
Redeemable convertible preferred shares, ending balance														197,987	118,535
Number of redeemable convertible preferred shares issued | shares					1,571,973	1,571,973
Proceeds from issuance of redeemable convertible preferred shares					$ 11,404	¥ 70,462
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													438,683	306,098	232,381
Redemption value accretion													57,988	111,684	59,507
Foreign currency translation adjustment													(24,341)	20,901	14,210
Conversion of preferred shares to ordinary shares													(472,330)
Redeemable convertible preferred shares, ending balance														438,683	306,098
Number of redeemable convertible preferred shares issued | shares			3,178,652	3,178,652
Proceeds from issuance of redeemable convertible preferred shares			$ 35,000	¥ 215,863
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares, beginning balance													532,511	389,779
Issuance for cash															342,880
Issuance costs paid															(4,130)
Redemption value accretion													(11,737)	116,114	36,767
Foreign currency translation adjustment													(28,178)	26,618	14,262
Conversion of preferred shares to ordinary shares													¥ (492,596)
Redeemable convertible preferred shares, ending balance														¥ 532,511	¥ 389,779
Number of redeemable convertible preferred shares issued | shares	2,925,658	2,925,658
Proceeds from issuance of redeemable convertible preferred shares	$ 55,000	¥ 342,880